Share-Based Compensation (Details) - shares		6 Months Ended
	Dec. 17, 2025	Jan. 31, 2026
Share-Based Compensation [Line Items]
Stock options granted		2,000,000
Options vested shares
Stock Option [Member]
Share-Based Compensation [Line Items]
Stock options granted	2,000,000	1,913,692